STOCK OPTIONS AND WARRANTS (Detail Textuals) (2003 Stock Option Plan)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 30, 2009	Dec. 31, 2012 Year Granted 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue				2,500,000
Options outstanding	2,299,000	344,000	528,000		1,965,000
Extension of expiration date					Dec. 31, 2013